Cover Page	Sep. 15, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 15, 2026
Entity Registrant Name	AMERICAN NATIONAL GROUP INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31911
Entity Tax Identification Number	42-1447959
Entity Address, Address Line One	1201 Louisiana Street, Suite 2900
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002-5607
City Area Code	888
Local Phone Number	221-1234
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 7.375% Fixed-Rate Non-Cumulative Preferred Stock, Series D
Trading Symbol	ANGpD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001039828
Amendment Flag	false